FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Assets Measured at Fair Value on Recurring Basis

The Group’s assets measured at fair value on a recurring basis consisted of the following as of December 31, 2012:

	Fair Value Measurements at Reporting Date Using
	Quoted Price in Active Markets for Identified assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB
Available-for-sale investment—Youjia (Note 9)	0	0	6,285,500

Other Assets or Liabilities Measured at Fair Value on a Recurring Basis Using Significant Level 3 Inputs

The Group did not have other assets or liabilities measured at fair value on a recurring basis using significant Level 3 inputs during the years ended December 31, 2010, 2011 and 2012.

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	2010	2011	2012
	RMB	RMB	RMB
Balance at the beginning of the year	0	0	6,342,100
Purchases	0	6,342,100	0
Unrealized loss recognized in other comprehensive income	0	0	(56,600)
Impairment losses included in earnings	0	0	0

Balance at the end of the year	0	6,342,100	6,285,500

Assets and Liabilities Measured at Fair Value on Non-Recurring Basis

The following table displays assets and liabilities measured at fair value on a non-recurring basis as of December 31, 2012.

		Fair Value Measurements at Reporting Date Using
	Year Ended December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses
		RMB	RMB	RMB
Investment in Fire Rain	0	0	0	0	1,313,067
Investment in Jichuang	0	0	0	0	1,341,153
Investment in Boran Lexiang	0	0	0	0	1,902,591
Upfront licensing fees	0	0	0	0	569,139

Total	0	0	0	0	5,125,950